AIRCRAFT - Owned and Leased - Aircraft Maintenance Deposits Contra-Assets (Details) $ in Thousands	1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) aircraft	Mar. 31, 2021 USD ($) aircraft	Mar. 31, 2020 USD ($)	Apr. 10, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($)
AIRCRAFT - Owned and Leased
Number Of Purchased Aircrafts Previously Under Operating Leases | aircraft		5				2
Aircraft maintenance deposits contra assets
AIRCRAFT - Owned and Leased
Remaining contra assets	$ 26,512	$ 26,512				$ 36,729	$ 43,844
Reduction in contra assets						(7,115)
Decrease in contra assets relating to purchase of aircrafts previously leased		$ 9,880				$ 5,624
Number Of Purchased Aircrafts Previously Under Operating Leases | aircraft		5				2
Contra assets as a reduction to maintenance expense		$ 0	$ 425		$ 6,516	$ 1,402	12,263
Aircraft maintenance deposits contra assets | Owned
AIRCRAFT - Owned and Leased
Reduction in contra assets		(10,217)
Over-market rent and maintenance reserves
AIRCRAFT - Owned and Leased
Remaining contra assets	12,891	$ 12,891				16,501
Decrease in contra assets relating to purchase of aircrafts previously leased	$ 2,858
Number Of Purchased Aircrafts Previously Under Operating Leases | aircraft	5	5
Over market liabilities	$ 21,600	$ 21,600				37,409
Reduction in over-market maintenance reserve liabilities		(15,809)
Amortization of Over-market Liabilities		2,755	$ 4,103	$ 0	$ 17,275	$ 14,110	$ 20,386
Over-market rent and maintenance reserves | Owned
AIRCRAFT - Owned and Leased
Reduction in over-market maintenance reserve liabilities		$ 13,805